Shareholder Fees - FidelitySAIInvestmentGradeSecuritizedFund-PRO	Oct. 30, 2023 USD ($)
FidelitySAIInvestmentGradeSecuritizedFund-PRO | Fidelity SAI Investment Grade Securitized Fund
Shareholder Fees:
(fees paid directly from your investment)	none